Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Trade and other receivables [Abstract]
Trade receivables	$ 255,565	$ 242,008
Tax receivables	32,620	50,901
Prepayments	32,487	5,150
Other accounts receivable	20,511	19,508
Trade and other receivables	$ 341,183	$ 317,568